SUBSEQUENT EVENTS	12 Months Ended
Sep. 27, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On October 1, 2019, the Company, in accordance with the terms of the Credit Agreement, provided notice to the administrative agent that effective as of October 8, 2019, the Company was permanently reducing the revolving credit commitment under the Credit Agreement by $25.0 million to $125.0 million. The reduction in the revolving credit commitment will also reduce the fees paid by the Company in connection with such commitment.

Events Subsequent to Original Issuance of Consolidated Financial Statements (Unaudited)
Existing Credit Facility
In connection with the issuance of the Convertible Notes (defined below), on June 6, 2020, the Company amended the Credit Agreement (“Amendment No. 6”) to revise certain covenants, including covenants that restricted the incurrence of debt and restricted the Company’s ability to enter into the Call Spread Transactions (defined below) and issue the Convertible Notes (defined below). In connection with Amendment No. 6, the Company permanently reduced the total amount available under the Revolving Credit Facility to $100 million.
Convertible Notes
On June 9, 2020, the Company issued $200.0 million in aggregate principal amount of 4.00% unsecured convertible senior notes due 2025 (“Convertible Notes”). The net proceeds from the issuance of the Convertible Notes, after deducting transaction fees and offering expense payable by us, were approximately $193.1 million. The Convertible Notes bear interest at the annual rate of
4.00%, payable semiannually on June 15 and December 15 of each year, beginning on December 15, 2020, and will mature on June 15, 2025, unless earlier converted or repurchased by us.

The Convertible Notes will be convertible into cash, shares of our common stock or a combination thereof, at our election, at an initial conversion rate of 48.05 shares of common stock per $1,000 principal amount of Convertible Notes, which is equivalent to an initial conversion price of approximately $20.81 per share, subject to adjustment pursuant to the terms of the Indenture governing the Convertible Notes (the "Indenture"). The Convertible Notes may be converted at any time after, and including, December 15, 2024 until the close of business on the second scheduled trading day immediately before the maturity date.

The conversion rate of the Convertible Notes may be adjusted in certain circumstances, including in connection with a conversion of the Convertible Notes made following certain fundamental changes and under other circumstances set forth in the Indenture. It is our current intent and policy to settle any conversions of notes through a combination of cash and shares.

Prior to the close of business on the business day immediately preceding December 15, 2024, the Convertible Notes at the option of the holder can be convertible only under the following circumstances:

1.
during any calendar quarter commencing after the calendar quarter ending on September 30, 2020, if the last reported sale price per share of our common stock exceeds 130% of the conversion price for each of at least 20 trading days during the 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter;

2.
during the five consecutive business days immediately after any five consecutive trading day period (such five consecutive trading day period, the “measurement period”) in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price per share of our common stock on such trading day and the conversion rate on such trading day;

3.	upon the occurrence of certain corporate events or distributions on our common stock, as described in the Indenture; or

4.	if we call any notes for redemption (under the conditions specified below).

The Convertible Notes will be redeemable, in whole or in part, at the Company’s option at any time, and from time to time, on or after June 1, 2023 and on or before the 60th scheduled trading day immediately before the maturity date, at a cash redemption price equal to the principal amount of the Convertible Notes to be redeemed, plus accrued and unpaid interest, if any, but only if the last reported sale price per share of the Company’s common stock exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related redemption notice; and (ii) the trading day immediately before the date the Company sends such notice. In addition, calling any Convertible Note for redemption will constitute a make-whole fundamental change with respect to that Convertible Note, in which case the conversion rate applicable to the conversion of that Convertible Note will be increased in certain circumstances if it is converted after it is called for redemption. No sinking fund is provided for the Convertible Notes.

Call Spread

On June 4, 2020 and June 5, 2020, in connection with the offering of the Convertible Notes, the Company entered into privately negotiated convertible note hedge transactions (collectively, the “Hedge Transactions”). The Hedge Transactions cover, subject to customary anti-dilution adjustments, the number of shares of our common stock that initially underlie the Convertible Notes. The Hedge Transactions are expected generally to reduce the potential dilution and/or offset any cash payments the Company is required to make in excess of the principal amount due upon conversion of the Convertible Notes in the event that the market price of our common stock is greater than the strike price of the Hedge Transactions, which was initially $20.81 per share (subject to adjustment under the terms of the Hedge Transactions). The strike price of $20.81 corresponds to the initial conversion price of the Convertible Notes. The number of shares underlying the Hedge Transactions is 9.6 million.

On June 4, 2020 and June 5, 2020, the Company also entered into privately negotiated warrant transactions (collectively, the “Warrant Transactions” and, together with the Hedge Transactions, the “Call Spread Transactions”), whereby we sold warrants at a higher strike price relating to the same number of shares of our common stock that initially underlie the Convertible Notes, subject to customary anti-dilution adjustments. The initial strike price of the warrants is $24.975 per share (subject to adjustment under the terms of the Warrant Transactions), which is 50% above the last reported sale price of our common stock on June 4, 2020. The Warrant Transactions could have a dilutive effect to our stockholders to the extent that the market price per share of our common stock, as measured under the terms of the Warrant Transactions, exceeds the applicable strike price of the warrants. The number of shares underlying the Warrant Transactions is 9.6 million.

The Company used $11.2 million of the net proceeds from the issuance of the Convertible Notes and $49.8 million from the Warrant Transactions to pay the cost of the Hedge Transactions, which totaled $61.0 million.

The Hedge Transactions and the Warrant Transactions are separate transactions, in each case, and are not part of the terms of the Convertible Notes and will not affect any holder’s rights under the Convertible Notes. Holders of the Convertible Notes will not have any rights with respect to the Call Spread Transactions.

Accounting Treatment of the Convertible Notes and Related Hedge Transactions and Warrant Transactions

As the Call Spread Transactions meet certain accounting criteria, the Call Spread Transactions will be classified as equity and are not accounted for as derivatives. The proceeds from the offering of the Convertible Notes were separated into liability and equity components. On the date of issuance, the liability and equity components of the Convertible Notes were calculated to be approximately $152.3 million and $47.7 million, respectively. The initial $152.3 million liability component was determined based on the fair value of similar debt instruments excluding the conversion feature assuming a hypothetical interest rate of 10.45%. The initial $47.7 million equity component represents the difference between the fair value of the initial $152.3 million in debt and the $200.0 million of gross proceeds. The equity component will be included in additional paid-in capital in the consolidated balance sheet and will not be subsequently remeasured as long as it continues to meet the conditions for equity classification. The related initial debt discount of $47.7 million will be amortized over the life of the Convertible Notes as non-cash interest expense using the effective interest method at an interest rate of 10.9%.

In connection with the above-noted transactions, we incurred approximately $6.9 million of offering-related costs. These offering fees were allocated to the liability and equity components in proportion to the allocation of proceeds and will be accounted for as debt and equity issuance costs, respectively. We allocated $5.3 million of debt issuance costs to the liability component, which will be capitalized as deferred financing costs within long-term debt. These costs will be amortized as interest expense over the term of the debt using the effective interest method. The remaining $1.6 million of transaction costs allocated to the equity component will be recorded as a reduction of the equity component.